Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Feb. 07, 2023	Feb. 06, 2023	Jan. 31, 2023	Mar. 20, 2023	Dec. 31, 2022
Silicon Valley Bank [Member]
Subsequent Event [Line Items]
Deposit					$ 5.7
Cash and Cash Equivalents [Member] | Silicon Valley Bank [Member]
Subsequent Event [Line Items]
Deposit					3.9
Restricted Cash [Member] | Silicon Valley Bank [Member]
Subsequent Event [Line Items]
Deposit					$ 1.8
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of consecutive business day below closing minimum bid requirement			30 days
Minimum bid price requirement			$ 1
Minimum bid price requirements description			the Company has 180 calendar days, or until July 31, 2023, to regain compliance with the Minimum Bid Price Requirement. If the Company fails to satisfy the continued listing requirements of Nasdaq, such as the Minimum Bid Price Requirement, Nasdaq may take steps to delist its common stock.
Period granted to regain compliance with minimum bid requirement			180 days
Percentage of workforce reduction	84.00%
Severance and related cost	$ 5.4
Minimum fee payable under agreement		$ 1.5
Percentage of success fee of transaction value		1.00%
Subsequent Event [Member] | SVB Bridge Bank [Member]
Subsequent Event [Line Items]
Deposit				$ 36.9
Subsequent Event [Member] | Restricted Cash [Member] | SVB Bridge Bank [Member]
Subsequent Event [Line Items]
Deposit				$ 1.8